NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: E. Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details
Cash and cash equivalents	$ 37	$ 57
Bank deposits	$ 2,063	$ 1,940